Segment Information - Information by Segment on Current Cost of Supplies (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Abstract]
Other revenue	$ 3,348
Impairment losses comprise Property, plant and equipment	1,515	$ 4,572	$ 1,931
Impairment losses comprise on intangible assets	$ 181	$ 233	$ 9